Investment Strategy	Apr. 30, 2026
Victory 500 Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.